Note 9 - Income Taxes (Details) - Significant Components of Income Tax Expense (Benefit) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Current expense:
Federal				$ 38	$ 14,714
State				332	2,462
Canadian				100	285
Total				470	17,461
Deferred tax expense (benefit):
Federal				(12)	(1,553)
State				(3)	(390)
Canadian				13	(281)
Total				(2)	(2,224)
Total income tax expense	$ 13,973	$ 1,211	$ 53	$ 468	$ 15,237	[1]	$ 0

[1]	Recast - Note 2